General information (Details) shares in Millions, $ in Millions				3 Months Ended		6 Months Ended
		Apr. 03, 2023 USD ($) rig shares	Apr. 01, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Management contract revenues	[1]			$ 65	$ 61	$ 123	$ 122
Management contract expenses				41	42	79	84
Leasing revenues (1)	[1]			26	7	37	14
Aquadrill LLC
Related Party Transaction [Line Items]
Stock issued during period, shares, acquisitions (in shares) | shares		29.9	29.9
Consideration settled by tax withholding		$ 30	$ 30
Consideration settled in cash		$ 1	$ 1
Number of drillships | rig		4
Number of semi-submersible units | rig		1
Number of tender-assisted rigs | rig		3
Reimbursable revenues and expenses
Related Party Transaction [Line Items]
Revenue	[1]			15	14	35	23
Cost of goods and services sold				14	13	34	22
Other revenues
Related Party Transaction [Line Items]
Revenue	[1]			$ 2	3	$ 5	6
Previously Reported
Related Party Transaction [Line Items]
Management contract revenues					5		8
Previously Reported | Other revenues
Related Party Transaction [Line Items]
Revenue					7		14
Revision of Prior Period, Reclassification, Adjustment
Related Party Transaction [Line Items]
Leasing revenues (1)					7		14
Revision of Prior Period, Reclassification, Adjustment | Reimbursable revenues and expenses
Related Party Transaction [Line Items]
Revenue					$ 5		$ 8

[1]	Includes revenue received from related parties of $96 million and $172 million, for the three and six months ended June 30, 2024, respectively, and $72 million and $146 million for the three and six, months ended June 30, 2023, respectively. Refer to Note 13 - "Related party transactions" for further details.